Business combination	12 Months Ended
Mar. 31, 2026
Business Combination [Abstract]
Business combination
52.
Business combination

The Group had, in earlier years, progressively acquired 78% equity interest in 3E NV for a consideration equal to INR 3,915 (Including loan conversion INR 224); however, pursuant the terms of shareholder agreement, it did not have the ability to exercise control over 3E NV. As per the terms of the shareholder agreement, effective July 01, 2025, pursuant to expiry of special rights given to the other shareholder, the Group obtained contractual rights to appoint majority directors on the board of 3E NV and direct its relevant activities, thereby providing it the power to exercise control over 3E NV from that date onward. These rights were acquired without any additional acquisition of equity stake or payment of any additional consideration.

The management believes that the acquisition of 3E NV (part of software solution segment included under non reportable segment) helps the Group establish its digital and technology capabilities in the renewable energy sector by adding 3E NV's SaaS-based asset optimization, analytics and energy storage solutions.

Below is the list of entities acquired as part of the acquisition of 3E NV-

- 3E NV (Holding company)

- 3E France SARL (Wholly owned subsidiary of 3E NV)

- 3E Renewable Energy Software and Services Iberica S.L.U. (Wholly owned subsidiary of 3E NV)

- 3E Renewable Energy Services (Pty) Ltd. (Wholly owned subsidiary of 3E NV)

- 3E Renewable Energy Software and Services Pvt Ltd (Wholly owned subsidiary of 3E NV)

- 3E USA Inc. (Wholly owned subsidiary of 3E NV)

- LivLiner BV (Wholly owned subsidiary of 3E NV)

The fair value of the equity interest held in 3E NV by the Group on July 01, 2025 was determined to be Euro 62 million (equivalent INR 6,211) using a discounted cash flow method, a level-3 valuation technique, and the same is deemed to be the purchase consideration for this acquisition. The determination of fair value of the business of 3E NV involved significant assumptions around revenue growth rate and discount rate. The Group used board approved budgets for next five years (upto March 2030) and has projected an annual revenue growth of 16.80% to 25% and thereafter a terminal growth rate of 2.2%. The Group applied a post-tax discount rate of 10.6% computed based on the weighted average cost of capital. The Group has recognised a gain of INR 1,955 representing the excess of fair value of the investments in 3E NV over the carrying value of investments on the date of acquisition of control and the same is included under the head "other income".

Assets acquired and liabilities assumed

The fair values of the identifiable assets and liabilities as at the date of acquisition were:

Particulars	(INR)
Acquisition date	July 01, 2025
Non-current assets
Property plant and equipment	82
Intangible assets (including customer relationship)#	1,594
Right of use assets	187
Tax assets (net)	2
Current assets
Inventories	1
Trade receivables	573
Cash and cash equivalents	107
Bank balances other than cash and cash equivalent	7
Others financial assets	29
Contract assets and others	155

2,737

Particulars	(INR)
Non-current liabilities
Interest-bearing loans and borrowings
- Principal portion	473
Lease liabilities	165
Provisions	10
Deferred tax liabilities (net)	144
Other non-financial liabilities	139
Current liabilities
Interest-bearing loans and borrowings
- Principal portion	326
Lease liabilities	28
Trade payables	421
Provisions	10
Other financial liabilities	32
Tax liabilities (net)	1
Other non-financial liabilities	208

1,957

Total identifiable net assets at fair value	780

Non-controlling interest in the acquired entity	100
Purchase consideration	6,211

Goodwill on acquisition	5,531

#The customer relationship of INR 1,005 was computed by applying the Multi period excess earnings method (MPEEM), by isolating the cash flows specifically attributable to these relationships after deducting contributory asset charges for all other supporting assets. The Group estimated cash flows for 10 years and applied a customer churn rate of 10% based on industry benchmark and a discount rate of 10.90%.

Goodwill recognised represents the future economic value of the acquired assembled workforce and expected benefits from digital and technology capabilities in the renewable energy sector. None of the goodwill recognised is expected to be deductible for income tax purposes.

From the date of acquisition till the financial year end date, the acquired entities have contributed in revenue and loss / profit before tax as follows:

Particulars	(INR)

Revenue	1,662
Loss before tax	(325)

If the combination had taken place at the beginning of the year, the 3E NV's contribution in Group's revenue and loss before tax for the year would have been:

Particulars	(INR)

Revenue	2,212
Loss before tax	(499)

Purchase consideration - cash flows

Particulars	(INR)

Cash consideration paid*	—
Less: cash balances acquired	(107)

Cash acquired on acquisition of control in jointly controlled entities	107

*The Group had paid cash of INR 3,915 in earlier years.

The Group elected to recognise the non-controlling interests acquired as part of business combination at its proportionate share of the acquired net identifiable assets.

The Group measured the acquired lease liabilities using the present value of the remaining lease payments at the date of acquisition. The right of use assets were measured at an amount equal to the lease liabilities and adjusted to reflect the favourable terms of the lease relative to market terms.

The acquisition date fair value equates the carrying amount of trade receivables and it is expected that the full contractual amounts can be collected. The contingent liabilities were immaterial.